Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

a)	Basis of presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

b)	Cash and restricted cash

The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The Company's cash deposits exceeded FDIC-insured limits at various financial institutions on December 31, 2010 and 2009 by approximately $0.0 and $4.2 million, respectively, as reported before adjustment for outstanding checks. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash.

The Company has restricted cash on deposit with various merchant processors. The majority of these funds are in non-interest bearing accounts. As of December 31, 2010 and 2009, the Company had approximately $140,000 and $638,000, respectively, of restricted cash.

c)	Reclassifications

For comparability, the 2009 audited consolidated financial statements reflect reclassifications where appropriate to conform to the interim consolidated financial statement presentation used in 2010. Certain prior period amounts have been reclassified to conform to the current presentation related to the discontinued operations of MSA, iLead and RESO.

Additionally, all consolidated financial statements and notes herein reflect the impact of the 1:10 reverse stock split on the Company's common and preferred stock in December 2010.

d)	Revenue recognition

The Company recognizes revenue in accordance with Accounting Standards Codification ("ASC") ASC 605-10 Revenue Recognition-General ("ASC 605-10"). Under ASC 605-10, the Company recognizes revenue when the following criteria have been met: persuasive evidence of an arrangement exists, the fees are fixed and determinable, no significant obligations remain and collection of the related receivable is reasonably assured.

Performance Marketing

Affiliate Network – consistent with the provisions of ASC 605-45 Revenue Recognition-Principal Agent Considerations ("ASC 605-45"), the Company recognizes revenue as an agent in affiliate marketing transactions in which the Company is not the primary obligor. Accordingly, service fee revenue is recognized on a net basis because any affiliate expenses are the responsibility of the Company's advertising customer. In certain instances, the Company assumes the position of primary obligor and thus recognizes revenue on a gross basis. Revenue is recognized when the related services are performed.

Search Network – In accordance with ASC 605-45, the Company records as revenue the gross amount received from advertisers and the amount paid to the publishers placing the advertisements as cost of sales. Revenue from company owned networks are based on "per click" basis and is recognized once the action is taken.

Affiliate Software – The Company recognizes revenue the month in which the software is utilized. Customers are invoiced on the first of the month for the monthly services. All overages for the month are billed at the end of the month and are included in the Company's accounts receivable.

Hosting Arrangements – The Company recognizes revenue through a monthly hosting fee and additional usage fees as provided.

Web Properties

Online Membership Income – The Company recognizes revenue from online memberships when payment is received and the service date of providing membership benefits has taken place.

Lead Sales – For lead sales, the Company's revenue recognition varies depending on the arrangement with the purchaser. Where the arrangement provides for delivery only, revenue is recognized when the lead information is provided to the purchaser. Where the arrangement provides for compensation based on sales generated by the purchaser from the lead, the Company recognizes revenue in the period that the purchasing company makes a sale that was derived from the lead.

List Management Services – Substantially all of the Company's revenue from list management services is recorded at the net amount of its gross billings less pass-through expenses charged to a customer. In most cases, the amount that is billed to customers exceeds the amount of revenue that is earned and reflected in the Company's consolidated financial statements, because of various pass-through expenses. In compliance with ASC 605-45, the Company assesses whether the Company or a third-party supplier is the primary obligor. The Company has evaluated the terms of its customer agreements and considered other key indicators such as latitude in establishing price, discretion in supplier selection and credit risk to the vendor as part of this assessment. Accordingly, the Company generally records revenue net of pass-through charges.

Subscription Income – The Company recognizes revenue on monthly and multi-monthly subscription contracts on a straight-line basis over the term of the contract. Funds that are collected in advance from customers are recorded as deferred revenue.

Discontinued Operations

Product Sales – For product sales in RESO, the Company recognizes revenue when payment is received and the goods are shipped.

Pay Per Click Management Fees – The Company recognizes revenue on pay per click management services in the month the services are performed.

e)	Accounts receivable

Accounts receivable are recorded at the net realizable value and do not bear interest. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses on the Company's existing accounts receivable. The Company reviews its allowance for doubtful accounts quarterly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. In determining past due or delinquent status of a customer, the aged trial balance is continually reviewed by collections and generally any accounts older than 120 days are considered delinquent.

f)	Advertising and search expenses

The Company expenses advertising costs as incurred. Advertising costs from continuing operations as included in selling general and administrative expenses for the years ended December 31, 2010 and 2009 were approximately $126,000 and $59,000, respectively. In addition, the Company expenses search costs as incurred. Search cost advertising is the purchase of key words and phrases from search engine operators that attracts web browsers to a web site. In 2010, the Company increased search costs by approximately $4.5 million to $5.4 million as the Company focused its revenue growth on its owned and operated websites.

g)	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Major renewals and improvements are capitalized, while replacements, maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of assets sold or retired and the related accumulated depreciation and amortization are eliminated from accounts and the net gain or loss is reflected in the statement of operations.

Property and equipment are depreciated on a straight-line basis over 3 years for equipment, 5 to 7 years for furniture and fixtures and 3 to 5 years for software. Leasehold improvements are amortized over the lesser of the estimated useful life of the asset or the remaining term of the lease. Depreciation and amortization expense was approximately $1.8 million and $2.0 million, respectively, for the years ended December 31, 2010 and 2009.

h)	Capitalized Software Costs

The Company capitalizes certain costs related to the acquisition and internally developed software and amortizes these costs using the straight-line method over the estimated useful life of the software. The Company utilizes all developed software for internal use. The Company does not sell developed software. Certain development costs not meeting the criteria for capitalization are expensed as incurred.

i)	Goodwill and other intangible assets

Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible and intangible assets acquired. In accordance with ASC 350, Goodwill and Other Intangible Assets ("ASC 350"), the Company tests goodwill for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis or more frequently if the Company believes indicators of impairment exist. The performance of the test involves a two-step process. The first step of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying value, including goodwill. The Company generally determines the fair value of its reporting units using the gross profit approach methodology of valuation that includes the undiscounted cash flow method as well as other generally accepted valuation methodologies. If the carrying amount of a reporting unit exceeds the reporting unit's fair value, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit's goodwill with the carrying value of that goodwill (See Note 5).

The Company amortizes its identifiable intangible assets, which result from acquisitions accounted for under the purchase method of accounting, using the straight-line method over their estimated useful lives. Tradenames are not amortized as they are believed to have an indefinite life. Tradenames are reviewed annually for impairment under ASC 350.

j)	Income taxes

The Company utilizes the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes ("ASC 740"). Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized. In assessing the need for a valuation allowance the Company must project future levels of taxable income. This assessment requires significant judgment. The Company examines evidence related to the history of taxable losses or income, the economic conditions in which the Company operates, organizational characteristics, its forecasts and projections, as well as factors affecting liquidity.

The Company has adopted certain provisions of ASC 740. This statement clarifies the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. ASC 740 prescribes a recognition threshold of more-likely–than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order to be recognized in the financial statements.

k)	Impairment of long-lived assets

In accordance with ASC 360, Property, Plant and Equipment, long-lived assets, such as property and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the asset is measured by comparison of its carrying amount to future net cash flows the asset is expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value.

For the year ended December 31, 2009, the Company had impairments of its goodwill and other intangible assets of approximately $800,000. As part of the sale of RESO in December 2010, the Company wrote off $92,000 of tradenames. In 2010, tradenames associated with Morex and Primary Ads were impaired and consequently, the Company recorded an impairment loss of $400,000.

l)	Share-based compensation

The Company recognizes share based compensation at fair value pursuant to ASC 718, Compensation- Stock Compensation ("ASC 718) using the modified prospective transition method. The fair value of units granted is determined using market value of the common stock on the date of the grant. The Company estimates the fair value of all stock option awards as of the grant date by applying the Black-Scholes-Merton option pricing model and recognizes the fair value as compensation expense in earnings over the requisite service period. The use of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense and include the expected life of the option, stock price volatility, risk-free interest rate, dividend yield, exercise price, and forfeiture rate. Under ASC 718, forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. The forfeiture rate, which is currently estimated at a weighted average of 25 percent of unvested options outstanding, is adjusted periodically based on the extent to which actual forfeitures differ, or are expected to differ, from the previous estimate.

m)	Treasury Stock

The cost method was used in recording the purchase of the treasury stock. Treasury stock changes as a result of common stock acquired in the market.

n)	Net loss per share

During the periods presented, the Company had securities that could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive. Because the Company reported a net loss for all periods presented, shares associated with stock options, warrants and restricted stock are not included because they are anti-dilutive. Basic and diluted net loss per share is the same for all periods presented. Per share data is based on the weighted average number of shares outstanding and has been adjusted for the 1 for 10 reverse stock split.

o)	Comprehensive income

ASC 220, Comprehensive Income, requires disclosure of total comprehensive income. Other comprehensive income (loss) is defined as the change in equity during a period, from transactions and other events, excluding changes resulting from investments by owners (e.g., supplemental stock offering) and distributions to owners (e.g., dividends).

p)	Operating segments

ASC 280, Segment Reporting, requires disclosures of certain information about operating segments, products and services, geographic areas in which the Company operates, and their major customers. The Company has evaluated the effect of this standard and has determined that currently it operates in two segments, as defined in this statement (See Note 17).

q)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of risk consist primarily of cash and cash equivalents and accounts receivable, which are generally not collateralized. The Company's policy is to place its cash and cash equivalents with high credit quality financial institutions in order to limit the amount of credit exposure. The Company does not require collateral from its customers, but its credit extension and collection policies include monitoring payments and aggressively pursuing delinquent accounts. The Company maintains allowances for potential credit losses.

r)	Risks and concentrations

When assessing credit risk, the Company considers whether the credit risk exists at both the individual and group level. Consideration is given to the activity, region and economic characteristics when assessing if there exists a group concentration risk. The following disclosures were calculated based on the entire Company results. At December 31, 2010, the Company had one individual customer with accounts receivable balances greater than 10% of the gross accounts receivable from continuing operations. This customer owed approximately $3.0 million or 57.7% of gross accounts receivable from continuing operations at December 31, 2010 and approximately $2.5 million or 41.3% at December 31, 2009. This same customer contributed approximately $39.3 million or, 80.3%, of total net revenue from continuing operations for year ended December 31, 2010 and approximately $26.3 million, or 66.5%, of total net revenue from continuing operations for the year ended December 31, 2009.

s)	Fair value of financial instruments

The Company has adopted ASC 820, Fair Value Measurements and Disclosures ("ASC 820") for its financial assets and liabilities. Management uses the fair value hierarchy of ASC 820, which gives the highest priority to quoted prices in active markets. The fair value of financial instruments is estimated based on market trading information, where available. Absent published market values for an instrument or other assets, management uses observable market data to arrive at its estimates of fair value. Management believes that the carrying amount of accounts receivable, accrued expenses and long-term debt approximate fair value.

ASC 820 defines fair value as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted price for identical or similar assets and liabilities in markets that are not active; or other input that are observable or can be corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of December 31, 2010, the Company has no financial assets or liabilities that were measured at fair value on a recurring basis.

t)	Derivative financial instruments

The Company accounts for its interest rate swap agreements in accordance with ASC 815, Derivatives and Hedging. This standard requires the Company to recognize all derivatives on the balance sheet at fair value. The Company's interest rate swap agreement qualifies as a cash flow hedge. Therefore, the effective portion of the fair value change is recorded through other comprehensive income, a component of stockholders' equity while any ineffectiveness is recorded in the statement of operations. In March 2009, the Company cancelled its only derivative and incurred a related expense of $94,000 included in Interest Expense on the 2009 consolidated statements of operations, which was previously reflected in other accumulated comprehensive loss. At December 31, 2010 and 2009, the value of the interest rate swap on the consolidated balance sheets was $0.

u)	Use of estimates

The preparation of the Company's consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and the reported amounts of net revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to allowances for doubtful accounts, useful lives of property and equipment, goodwill and purchased intangible asset valuations and lives, derivatives, deferred income tax asset valuation allowances, stock compensation, and valuation of stock option and warrants. The Company bases its estimates and assumptions on current facts, historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from management's estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

v)	Litigation and Settlement Costs

From time to time, the Company is involved in disputes, litigation and other legal actions. In accordance with ASC 450, Contingencies, the Company records a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred as of the date of the financial statements and (ii) the range of loss can be reasonably estimated (See Note 16).

w)	Recent accounting pronouncements

ASU 2010-06 – Improving Disclosures about Fair Value Measurements: In January 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-06. This update provides amendments to ASC Topic 820 – Fair Value Measurements and Disclosures that requires additional disclosures about transfers into and out of Levels 1 and 2 in the fair value hierarchy and additional disclosures about purchases, sales, issuances and settlements relating to Level 3 fair value measurements. Additionally, it clarifies existing fair value disclosures about the level of disaggregation of inputs and valuation techniques used to measure fair value. The Company adopted the new disclosure requirements in ASU 2010-06 as of the period ended March 31, 2010, and it did not have a material impact on its consolidated financial statements.

ASU 2010-09 – Amendments to Certain Recognition and Disclosure Requirements: In February 2010, the FASB issued ASU 2010-09. This amendment to ASC Topic 855 – Subsequent Events removes the requirement for an SEC filer to disclose the date through which subsequent events are evaluated. This includes both issued and revised consolidated financial statements. The Company adopted the new disclosure requirements in ASU 2010-09 in 2010, and it did not have a material impact on its consolidated financial statements.

ASC 810 – Consolidation of Variable Interest Entities: In June 2009, FASB issued additional guidance related to ASC Topic No. 810, "Consolidation" (ASC 810). ASC 810 requires an analysis to determine whether a variable interest gives the entity a controlling financial interest in a variable interest entity. This guidance requires an ongoing reassessment and eliminates the quantitative approach previously required for determining whether an entity is the primary beneficiary. The Company adopted the additional guidance in 2010, and it did not have a material impact on its Consolidated Financial Statements.

Other recent accounting pronouncements issued by the FASB, the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.